Operating expenses	12 Months Ended
Mar. 31, 2023
Operating expenses
Operating expenses
20.	Operating expenses

Operating expenses consisted of the followings:

	For the years ended March 31,
	2023	2022	2021
Selling and marketing expenses:
Promotion expenses	$216,423	$699,307	$939,878
Telecommunications service fees	76,058	756,546	461,216
Union pay service charges	54,424	175,026	235,038
Employee compensation	98,045	141,038	159,216
Employee benefit expenses	19,259	22,593	11,784
	$464,209	$1,794,510	$1,807,132
General and administrative expenses:
Employee compensation	$1,977,184	$2,569,912	$2,620,776
Consulting fees(1)	264,800	253,676	216,309
Audit fees (1)	258,500	432,100	152,925
Insurance fee(1)	44,519	171,895	151,890
Daily expenses	119,939	90,801	120,445
Attorney fee(1)	429,087	272,887	94,666
Investment relationship fee	51,889	19,292	90,581
Rental fee(2)	235,069	90,748	77,768
Employee benefit expenses	74,743	60,471	39,880
Depreciation expenses	90,074	12,695	—
Amortization of intangible assets	32,997	20,681	—
Entertainment	14,800	26,344	17,673
Other	65,932	122,799	71,536
	$3,659,533	$4,144,301	$3,654,449

Operating expenses	$4,123,742	$5,938,811	$5,461,581
(1)	Audit fee, consulting fee, insurance fee, attorney fee for the year ended March 31, 2021 were separated from service fee to list as comparative number.
(2)

According to the rental agreement renewal clauses, every renew needs to be renegotiated separately, thus the lease term was less than 12 months and the Company recognized the rental expenses as expense for short-term leases.